8A EARNINGS (LOSS) PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
EARNINGS (LOSS) PER SHARE

	Three Months Ended March 31,
	2017	2016

Net income (loss) attributable to the Company	$(1,225,469)	$(1,097,381)
Weighted average common shares outstanding	14,094,536	11,874,361
Basic net income (loss) per share of common stock	$(0.09)	$(0.09)
Diluted net income (loss) per share of common stock	$(0.09)	$(0.09)

Due to the Company's net loss, potential dilutive shares were not included in the calculation of diluted earnings per share for the periods ended March 31, 2017 and March 31 2016, as they would have an antidilutive effect.

A reconciliation of net income and weighted average shares used in computing basic and diluted net income per share is as follows:

	Twelve Months Ended
	December 31,
	2016	2015

Basic net income (loss) per share:
Net income (loss) applicable to common shares	$(2,788,112)	$(814,075)
Weighted average common shares outstanding	13,068,597	11,101,198
Basic net income (loss) per share of common stock	$(0.21)	$(0.07)
Diluted net income (loss) per share:
Net income (loss) applicable to common shares	$(2,788,112)	$(814,075)
Weighted average common shares outstanding	13,068,597	11,101,198
Dilutive effects of convertible debt, stock options and warrants	-	-
Weighted average common shares, assuming dilutive effect of stock options	13,068,597	11,101,198
Diluted net income (loss) per share of common stock	$(0.21)	$(0.07)

Share-based awards, inclusive of all grants made under the Company's equity plans, for which either the stock option exercise price or the fair value of the restricted share award exceeds the average market price over the period, have an anti-dilutive effect on earnings per share, and accordingly, are excluded from the diluted computations for all periods presented.

During the twelve months ended December 31, 2016, we granted our directors and employees options to purchase 782,700 shares of our common stock and restricted stock units for 507,680 shares of our common stock. As of December 31, 2016, we had outstanding options to purchase 972,700 shares of the Company's common stock and restricted stock units for 590,869 shares of the Company's common stock, resulting in share-based awards for a total of 1,563,569 shares of our common stock outstanding under the Plan leaving 436,431 share-based units available under the Plan.

Due to the Company's net loss, potential dilutive shares were not included in the calculation of diluted EPS on December 31, 2016, as it will have an antidilutive effect.